Acquisitions - Summary of business combinations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
EMMAC
Assets acquired:
Cash	$ 1,490
Accounts receivable, net	19,318
Inventory	3,826
Biological assets	472
Property, plant and equipment, net	7,549
Right-of-use assets	4,360
Other assets	1,801
Intangible assets :
Goodwill	61,806
Deferred tax liabilities	(48,910)
Liabilities assumed	(27,171)
Consideration transferred	267,551
EMMAC | Licenses
Intangible assets :
Intangible assets	228,446
EMMAC | Trade names
Intangible assets :
Intangible assets	11,156
EMMAC | Non-compete agreements
Intangible assets :
Intangible assets	3,294
EMMAC | Intellectual property and know-how
Intangible assets :
Intangible assets	114
MCCW
Assets acquired:
Cash	11,976
Accounts receivable, net	2,424
Prepaid expenses and other current assets	66
Inventory	4,550
Biological assets	1,164
Property, plant and equipment, net	19,448
Right-of-use assets	726
Other assets	689
Intangible assets :
Goodwill	20,346
Deferred tax liabilities	(33,235)
Liabilities assumed	(8,382)
Consideration transferred	132,232
MCCW | Licenses
Intangible assets :
Intangible assets	112,460
Los Sueos Farms, LLC
Assets acquired:
Cash	1,025
Accounts receivable, net	763
Prepaid expenses and other current assets	38
Inventory	1,601
Biological assets	11,232
Property, plant and equipment, net	8,975
Right-of-use assets	2,043
Other assets	20
Intangible assets :
Goodwill	29,299
Liabilities assumed	(3,696)
Consideration transferred	56,160
Los Sueos Farms, LLC | Licenses
Intangible assets :
Intangible assets	1,200
Los Sueos Farms, LLC | Non-compete agreements
Intangible assets :
Intangible assets	140
Los Sueos Farms, LLC | Intellectual property and know-how
Intangible assets :
Intangible assets	3,020
Los Sueos Farms, LLC | Customer List
Intangible assets :
Intangible assets	$ 500
Cura Partners, Inc. - ("Cura" or "Select")
Assets acquired:
Cash		$ 12,755
Accounts receivable, net		11,027
Prepaid expenses and other current assets		2,232
Inventory		22,074
Property, plant and equipment, net		7,465
Right-of-use assets		9,047
Other assets		832
Intangible assets :
Goodwill		181,933
Deferred tax liabilities		(29,132)
Liabilities assumed		(22,652)
Consideration transferred		324,441
Cura Partners, Inc. - ("Cura" or "Select") | Licenses
Intangible assets :
Intangible assets		640
Cura Partners, Inc. - ("Cura" or "Select") | Trade names
Intangible assets :
Intangible assets		122,640
Cura Partners, Inc. - ("Cura" or "Select") | Non-compete agreements
Intangible assets :
Intangible assets		5,580
Remedy Compassion Center, Inc. - ("Remedy")
Assets acquired:
Cash		172
Accounts receivable, net		15
Prepaid expenses and other current assets		3
Inventory		227
Biological assets		79
Property, plant and equipment, net		319
Right-of-use assets		108
Intangible assets :
Goodwill		909
Deferred tax liabilities		(480)
Liabilities assumed		(573)
Consideration transferred		2,369
Remedy Compassion Center, Inc. - ("Remedy") | Trade names
Intangible assets :
Intangible assets		160
Remedy Compassion Center, Inc. - ("Remedy") | Service agreements
Intangible assets :
Intangible assets		1,430
Primary Organic Therapy, Inc. - ("MEOT")
Assets acquired:
Cash		395
Accounts receivable, net		129
Prepaid expenses and other current assets		15
Inventory		1,418
Biological assets		705
Property, plant and equipment, net		1,081
Right-of-use assets		1,812
Other assets		1,034
Intangible assets :
Goodwill		561
Deferred tax liabilities		(1,680)
Liabilities assumed		(3,426)
Consideration transferred		8,044
Primary Organic Therapy, Inc. - ("MEOT") | Trade names
Intangible assets :
Intangible assets		170
Primary Organic Therapy, Inc. - ("MEOT") | Service agreements
Intangible assets :
Intangible assets		5,830
Curaleaf NJ, Inc. ("CLNJ")
Assets acquired:
Cash		3,667
Accounts receivable, net		1,995
Prepaid expenses and other current assets		405
Inventory		4,962
Biological assets		2,340
Property, plant and equipment, net		6,187
Right-of-use assets		41,518
Other assets		46
Intangible assets :
Goodwill		22,863
Deferred tax liabilities		(20,525)
Liabilities assumed		(46,065)
Consideration transferred		83,233
Curaleaf NJ, Inc. ("CLNJ") | Licenses
Intangible assets :
Intangible assets		57,580
Curaleaf NJ, Inc. ("CLNJ") | Trade names
Intangible assets :
Intangible assets		8,260
GR Companies, Inc. - ("Grassroots")
Assets acquired:
Cash		29,624
Accounts receivable, net		5,486
Prepaid expenses and other current assets		5,675
Inventory		13,174
Biological assets		4,571
Property, plant and equipment, net		40,348
Right-of-use assets		114,665
Other assets		20,842
Intangible assets :
Goodwill		213,803
Deferred tax liabilities		(117,720)
Liabilities assumed		(163,311)
Consideration transferred		555,186
GR Companies, Inc. - ("Grassroots") | Licenses
Intangible assets :
Intangible assets		353,529
GR Companies, Inc. - ("Grassroots") | Trade names
Intangible assets :
Intangible assets		12,130
GR Companies, Inc. - ("Grassroots") | Service agreements
Intangible assets :
Intangible assets		3,080
GR Companies, Inc. - ("Grassroots") | Non-compete agreements
Intangible assets :
Intangible assets		19,290
Alternative Therapies Group, Inc. - ("ATG")
Assets acquired:
Cash		7,253
Prepaid expenses and other current assets		787
Inventory		3,455
Biological assets		379
Property, plant and equipment, net		4,397
Right-of-use assets		1,555
Intangible assets :
Goodwill		19,072
Deferred tax liabilities		(9,397)
Liabilities assumed		(9,811)
Consideration transferred		42,500
Alternative Therapies Group, Inc. - ("ATG") | Licenses
Intangible assets :
Intangible assets		24,690
Alternative Therapies Group, Inc. - ("ATG") | Trade names
Intangible assets :
Intangible assets		$ 120